Contract Assets and Contract Liabilities (Details) - Schedule of Contract Assets and Contract Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Contract Assets and Contract Liabilities [Abstract]
Costs incurred on uncompleted contracts	$ 17,242,167	$ 13,730,177	$ 4,272,425	$ 4,572,581
Provision for loss on uncompleted contracts			2,238,578
Estimated earnings to date on uncompleted contracts	103,251	(2,160,085)	(3,156,377)	872,302
Gross contract assets	17,345,418	11,570,092
Less: billings to date	(18,638,029)	(11,970,979)	$ (4,750,289)	$ (5,916,487)
Net contract assets/(liabilities) on uncompleted contracts	$ (1,292,611)	$ (400,887)